Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 8,723	$ 7,244	$ 30,255	$ 25,580
Cost of revenue	6,560	4,751	21,780	17,231
Gross profit	2,163	2,493	8,475	8,349
Operating expenses	5,954	2,984	14,392	11,340
Other (expense) income, net	(1,334)	19	(2,165)	321
Loss from continuing operations before income taxes	(2,457)	(510)	(18,541)	(2,670)
Assets (at period end)	38,751	34,550	38,954	33,905
Operating Expenses	5,954	2,984	24,851	11,340
Impairment of goodwill			10,459
Precision Electronic Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	3,941	3,254	13,950	10,932
Cost of revenue	3,210	2,316	10,632	7,419
Gross profit	730	939	3,318	3,513
Operating expenses	2,791	1,117	6,686	4,316
Other (expense) income, net	(560)	26	(1,781)	(83)
Loss from continuing operations before income taxes	(1,502)	(203)	(15,608)	(886)
Assets (at period end)	19,402	17,206	20,076	16,614
Impairment of goodwill			10,459
Power Electronics & Displays [Member]
Segment Reporting Information [Line Items]
Revenue	2,991	2,479	10,175	7,854
Cost of revenue	2,112	1,594	6,651	5,361
Gross profit	879	886	3,524	2,493
Operating expenses	1,682	1,028	4,022	3,629
Other (expense) income, net	(587)	(15)	(26)	23
Loss from continuing operations before income taxes	(215)	(128)	(524)	(1,113)
Assets (at period end)	8,697	7,564	8,316	7,308
RF/microwave filters [Member]
Segment Reporting Information [Line Items]
Revenue	1,791	1,511	6,130	6,794
Cost of revenue	1,238	842	4,497	4,451
Gross profit	554	669	1,633	2,343
Operating expenses	1,481	839	3,684	3,395
Other (expense) income, net	(187)	8	(358)	381
Loss from continuing operations before income taxes	(740)	(178)	(2,409)	(671)
Assets (at period end)	$ 10,652	$ 9,781	$ 10,562	$ 9,983